Notes payable	6 Months Ended
Jun. 30, 2026
Notes payable [Abstract]
Notes payable
22.	Notes payable

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in non-current liabilities	3,497	3,390

In September 2020, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below. The notes due 2025 have been fully repaid.

	Principal amount (US$’million)	Carrying amount at December 31, 2025 (RMB’million)	Carrying amount at June 30, 2026 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	—	—	1.375%	2025
2030 Notes	500	3,497	3,390	2.000%	2030

	800	3,497	3,390

Notes payable issued by the Company were recognized initially at fair value and subsequently carried at amortized cost.
The fair value of notes payable as at December 31, 2025 and June 30, 2026 was US$452 million (equivalents to approximately RMB3,176 million) and US$450 million (equivalents to approximately RMB3,066 million). The fair value of notes payable was based on the quoted market prices at the end of reporting period.
Interest is payable semi-annually in arrears on and of each year, beginning in March 2021. The total cash outflow in financing activities for interest paid of notes payable in the six months ended June 30, 2025 and 2026 was RMB51 million and RMB35 million, respectively.